UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-22263

Exchange Traded Concepts Trust

(Exact name of Registrant as specified in charter)

J. Garrett Stevens

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: December 31, 2018

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

YieldShares

Schedule of Investments ● High Income ETF

September 30, 2018 (Unaudited)

Description	Shares	Fair Value

CLOSED-END FUNDS — 99.7%
Equity — 22.5%
Aberdeen Total Dynamic Dividend Fund	970,464	$8,520,674
ClearBridge MLP & Midstream Fund	330,872	4,807,570
Cohen & Steers Quality Income Realty Fund	706,541	8,655,127
Eaton Vance Risk-Managed Diversified Equity Income Fund	943,436	9,377,754
Eaton Vance Tax-Advantaged Dividend Income Fund	84,040	2,060,661
Liberty All Star Equity Fund	1,429,162	9,732,593
Nuveen Real Asset Income and Growth Fund	136,098	2,192,539
		45,346,918
Fixed Income — 77.2%
AllianceBernstein Global High Income Fund	289,579	3,373,595
BlackRock Corporate High Yield Fund	812,186	8,536,075
BlackRock Credit Allocation Income Trust	307,839	3,767,949
BlackRock Debt Strategies Fund	281,800	3,139,252
BlackRock Multi-Sector Income Trust	492,198	8,327,990
Blackstone/GSO Strategic Credit Fund	373,909	5,945,153
Brookfield Real Assets Income Fund	216,881	5,001,276
DoubleLine Income Solutions Fund	441,575	8,919,815
Eaton Vance Limited Duration Income Fund	657,611	8,338,507
First Trust High Income Long/Short Fund	389,971	5,752,072
Invesco Dynamic Credit Opportunities Fund	673,375	7,723,611
Invesco Senior Income Trust	645,966	2,777,654
Morgan Stanley Emerging Markets Domestic Debt Fund	1,140,720	7,688,453
NexPoint Strategic Opportunities Fund	365,634	8,190,202
Nuveen Credit Strategies Income Fund	1,006,887	8,024,889
PGIM Global Short Duration High Yield Fund	620,918	8,612,133
PGIM Short Duration High Yield Fund	602,006	8,512,365
PIMCO Dynamic Credit and Mortgage Income Fund	307,190	7,409,423
Wells Fargo Income Opportunities Fund	1,035,574	8,201,746
Western Asset Emerging Markets Debt Fund	577,492	7,749,943
Western Asset Global High Income Fund	731,380	6,662,872
Western Asset High Income Fund II	1,275,567	8,087,095
Western Asset High Income Opportunity Fund	1,098,915	5,230,835
		155,972,905
Total Closed-End Funds (Cost $209,475,860)		201,319,823

Total Investments - 99.7% (Cost $209,475,860)		$201,319,823

Percentages are based on Net Assets of $201,878,327.

MLP — Master Limited Partnership

As of September 30, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended September 30, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended September 30, 2018, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

YYY-QH-001-1100

Item 2. Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust
/s/ J. Garrett Stevens
By (Signature and Title)	J. Garrett Stevens, Trustee and President

Date: November 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ J. Garrett Stevens
By (Signature and Title)	J. Garrett Stevens, Trustee and President

Date: November 29, 2018

/s/ James J. Baker, Jr.
By (Signature and Title)	James J. Baker, Jr., Treasurer

Date: November 29, 2018